Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid and other current expenses generally consist of amounts paid to vendors for services that have not yet been performed. Other receivable, prepaid expenses, and other current assets consist of the following (in thousands):

	March 31	December 31
	2024	2023
	(in thousands)
Prepaid expenses and other current assets	$2,501	$2,602
Accrued revenue	-	6
Other receivable	522	736
Total	$3,023	$3,344

8.	Prepaid Expenses and Other Current Assets

Prepaid and other current expenses generally consist of amounts paid to vendors for services that have not yet been performed. Other receivable, prepaid expenses and other current assets consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Prepaid expenses and other current assets	$2,602	$328
Accrued revenue	6	294
Other receivable	736	860
Total	$3,344	$1,482